Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	0	43,846	2,048,849
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	300,185	62,637